Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The Corporation's consolidated financial statements include the following with respect to the Waneta Partnership.

(in millions)	2018	2017
Assets
Cash and cash equivalents	$15	$16
Accounts receivable and other current assets	15	14
PPE	674	688
Intangible assets	30	30
	$734	$748
Liabilities
Accounts payable and other current liabilities	$(6)	$(28)
Other liabilities	(67)	(63)
	(73)	(91)
Net assets before partners' equity	$661	$657

Revenue	$94	$93
Expenses
Operating expenses	18	17
Depreciation and amortization	18	18
Finance charges	4	4
	40	39
Net earnings	$54	$54